Earnings Per Share - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Loss for the year	$ (222,097,491)	$ (3,577,590)
Basic weighted average number of ordinary shares	47,765,200	39,348,147
Basic loss per ordinary share	$ (4.65)	$ (0.09)
Diluted loss per ordinary share	$ (4.65)	$ (0.09)